Trade receivables - Summary of Detailed Information About Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	¥ 164,592	$ 25,225	¥ 83,757
Trade receivables
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	182,955		87,236
Less: provision for impairment
Disclosure of reconciliation of changes in goodwill [line items]
Trade receivables	¥ (18,363)		¥ (3,479)